1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001
February 27, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	Schwab Capital Trust – Post-Effective Amendment No. 98 File Nos. 033-62470 and 811-07704
Ladies and Gentlemen:
Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 98 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made for the purpose of furnishing the Trust’s audited financial statements for the fiscal year ended October 31, 2008, and to make other non-material changes.
I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).
Please contact me at (215) 963-5037 with any questions or comments.
Sincerely,

/s/ Timothy W. Levin Timothy W. Levin